Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Dividend Growth Fund	FADAX	FDGTX	FADBX	FDGCX	FDGIX
Fidelity Advisor Equity Growth Fund	EPGAX	FAEGX	EPGBX	EPGCX	EQPGX
Fidelity Advisor Equity Income Fund	FEIAX	FEIRX	FEIBX	FEICX	EQPIX
Fidelity Advisor Equity Value Fund	FAVAX	FAVTX	FAVBX	FAVCX	FAIVX
Fidelity Advisor Growth & Income Fund	FGIRX	FGITX	FGISX	FGIUX	FGIOX
Fidelity Advisor Growth Opportunities Fund	FAGAX	FAGOX	FABGX	FACGX	FAGCX
Fidelity Advisor Growth Strategies Fund	FGVAX	FGVTX	FGVBX	FGECX	FRVIX
Fidelity Advisor Large Cap Fund	FALAX	FALGX	FALHX	FLCCX	FALIX
Fidelity Advisor Small Cap Fund	FSCDX	FSCTX	FSCBX	FSCEX	FSCIX
Fidelity Advisor Stock Selector Mid Cap Fund (formerly Fidelity Advisor Mid Cap Fund)	FMCDX	FMCAX	FMCBX	FMCEX	FMCCX
Fidelity Advisor Strategic Growth Fund	FTQAX	FTQTX	FTQBX	FTQCX	FTQIX
Fidelity Advisor Value Strategies Fund	FSOAX	FASPX	FASBX	FVCSX	FASOX
Fidelity® Convertible Securities Fund	FACVX	FTCVX	FCBVX	FCCVX	FICVX

Fidelity Advisor Convertible Securities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Convertible Securities Fund

Funds of Fidelity Advisor Series I, Fidelity Financial Trust, and Fidelity Securities Fund

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2012

The following information supplements similar information found in the "Management Contracts" section beginning on page 55.

The following table provides information relating to other accounts managed by Mr. Gavin as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 842	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 560	none	none

* Includes Fidelity Advisor Equity Value Fund ($68 (in millions) assets managed).

As of January 31, 2012, the dollar range of shares of Fidelity Advisor Equity Value Fund beneficially owned by Mr. Gavin was none.

The following table provides information relating to other accounts managed by Mr. Kelley as of January 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 1,564	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,294	none	none

* Includes assets of Fidelity Advisor Strategic Growth Fund ($35 (in millions) assets managed).

As of January 31, 2012, the dollar range of shares of Fidelity Advisor Strategic Growth Fund beneficially owned by Mr. Kelley was none.

ACOM11B-12-01  March 6, 2012
1.739097.144